4. ACQUISITION OF 42WEST (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Acquisition Of 42west Details Narrative
Customer relationships	$ 5,980,000		$ 5,980,000
Assigned to trade			2,760,000
Assigned to non-competition agreements			370,000
Acquisition related costs	$ 0	$ 0	$ 745,272	$ 0
Common Stock aggregate	700,000		700,000